Shareholder Fees	Mar. 12, 2025 USD ($)
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0